Cover	Jun. 02, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 02, 2023
Entity File Number	001-38387
Entity Registrant Name	HYCROFT MINING HOLDING CORPORATION
Entity Central Index Key	0001718405
Entity Tax Identification Number	82-2657796
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4300 Water Canyon Road
Entity Address, Address Line Two	Unit 1
Entity Address, City or Town	Winnemucca
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89445
City Area Code	775
Local Phone Number	304-0260
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	HYMC
Security Exchange Name	NASDAQ
Warrants to purchase Common Stock
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	HYMCW
Security Exchange Name	NASDAQ
Warrants To Purchase Common Stock One [Member]
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	HYMCL
Security Exchange Name	NASDAQ